Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2010
Prepaid Expenses and Other Current Assets

Note 10 — Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following at December 31:

	2010	2009
Prepaid insurance	$104,806	$99,998
Prepaid fees and rent	24,929	12,061
Deposits and advances	418,808	28,686
Other Current Assets	61,866	—
	$610,409	$140,745

Deposits and advances consist primarily of payments to the Company’s raw materials suppliers and Angel® centrifuge manufacturers. Other Current Assets is exclusively made up of parts used to refurbish the Angel® centrifuges.